Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2020 [1]	Jul. 31, 2019	Jul. 31, 2020 [1]	Jul. 31, 2019
Cash flows from operating activities
Net income		$ 1,304	$ 1,984	$ 4,954	$ 6,490
Adjustment for:
Net interest income		(4,253)	(4,374)	(13,062)	(12,841)
Depreciation and amortization		377	276	1,139	782
Provision for credit losses		2,181	713	4,953	2,274
Equity-settled share-based payment expense		1	1	5	6
Net gain on sale of investment securities		(145)	(118)	(425)	(226)
Net (gain)/loss on divestitures		(44)	302	(306)	129
Net income from investments in associated corporations		(42)	(190)	(193)	(489)
Income tax expense		231	753	1,125	1,876
Changes in operating assets and liabilities:
Trading assets		(3,889)	(16,188)	4,499	(31,620)
Securities purchased under resale agreements and securities borrowed		2,159	4,582	7,004	(15,963)
Loans		5,957	(11,567)	(32,288)	(36,406)
Deposits		(19,527)	18,271	40,775	45,677
Obligations related to securities sold short		1,859	(3,558)	2,994	(6,077)
Obligations related to securities sold under repurchase agreements and securities lent		(25,874)	(1,776)	10,756	19,495
Net derivative financial instruments		394	(1,394)	631	462
Other, net		(5,416)	1,434	4,062	(630)
Dividends received		206	137	620	355
Interest received		6,784	8,594	22,541	24,409
Interest paid		(2,958)	(4,245)	(10,636)	(11,520)
Income tax paid		(151)	(674)	(1,339)	(2,273)
Net cash from/(used in) operating activities		(40,846)	(7,037)	47,809	(16,090)
Cash flows from investing activities
Interest-bearing deposits with financial institutions		42,478	5,014	(12,856)	19,163
Purchase of investment securities		(42,470)	(22,724)	(128,085)	(67,536)
Proceeds from sale and maturity of investment securities		38,126	24,735	88,826	65,110
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired		131		3,938	(36)
Property and equipment, net of disposals		(165)	66	(568)	(38)
Other, net		(45)	(417)	(472)	(431)
Net cash from/(used in) investing activities		38,055	6,674	(49,217)	16,232
Cash flows from financing activities
Proceeds from issue of subordinated debentures			1,500		3,250
Redemption/repayment of subordinated debentures		(6)	(4)	(6)	(18)
Redemption of preferred shares				(265)	(300)
Proceeds from preferred shares issued		1,689		1,689
Proceeds from common shares issued		5	53	56	211
Common shares purchased for cancellation			(196)	(414)	(719)
Cash dividends and distributions paid		(1,113)	(1,087)	(3,386)	(3,284)
Distributions to non-controlling interests		(12)	(39)	(141)	(131)
Payment of lease liabilities		(87)		(258)
Other		1,958	1,178	4,353	2,336
Net cash from/(used in) financing activities		2,434	1,405	1,628	1,345
Effect of exchange rate changes on cash and cash equivalents		(215)	(154)	(33)	64
Net change in cash and cash equivalents		(572)	888	187	1,551
Cash and cash equivalents at beginning of period	[2]	11,663	9,660	10,904	8,997
Cash and cash equivalents at end of period	[2]	$ 11,091	$ 10,548	$ 11,091	$ 10,548

[1]	The amounts for the period ended July 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).
[2]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).